Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and due from banks	$ 49,274	$ 43,429
Federal funds sold and other short term investments	528,730	607,170
Total cash and cash equivalents	578,004	650,599
Securities available for sale	452,289	481,513
Held to maturity securities ($6,396 and $7,580 fair value at December 31, 2023 and 2022, respectively)	6,458	7,707
Federal Home Loan Bank stock	6,203	5,797
Loans, net of deferred costs	5,002,879	4,733,201
Less: Allowance for credit loss on loans	48,578	46,032
Net loans	4,954,301	4,687,169
Bank premises and equipment, net	34,007	32,556
Operating lease right-of-use assets	40,542	44,727
Other assets	96,387	89,984
Total assets	6,168,191	6,000,052
Deposits:
Demand	754,532	838,147
Savings accounts	1,179,241	1,521,473
Interest-bearing checking	1,015,213	1,183,321
Money market deposit accounts	565,767	621,106
Time accounts	1,836,024	1,028,763
Total deposits	5,350,777	5,192,810
Short-term borrowings	88,990	122,700
Operating lease liabilities	44,471	48,980
Accrued expenses and other liabilities	38,668	35,575
Total liabilities	5,522,906	5,400,065
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1.00 par value; 30,000,000 shares authorized, 20,058,142 shares issued and 19,024,433 shares outstanding at both December 31, 2023 and 2022	20,058	20,058
Surplus	257,181	257,078
Undivided profits	425,069	393,831
Accumulated other comprehensive loss, net of tax	(13,237)	(27,194)
Treasury stock: 1,033,709 shares, at cost, at both December 31, 2023 and 2022	(43,786)	(43,786)
Total shareholders' equity	645,285	599,987
Total liabilities and shareholders' equity	$ 6,168,191	$ 6,000,052